INCOME TAXES (Details Narrative)	12 Months Ended
Sep. 30, 2023 USD ($)
Deferred Tax Assets, Operating Loss Carryforwards	$ 15,000,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 22,700,000
Timberline
Description of Deferred Tax Assets, Operating Loss Carryforwards	which $44.8 million expire in fiscal years ending September 30, 2024 through September 30, 2038
Deferred Tax Assets, Operating Loss Carryforwards	$ 58,300,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 13,500,000
BH Minerals
Description of Deferred Tax Assets, Operating Loss Carryforwards	which $15.8 million expire in fiscal years ending September 30, 2025 through September 30, 2038
Deferred Tax Assets, Operating Loss Carryforwards	$ 25,800,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	10,000,000.0
In Canada
Deferred Tax Assets, Operating Loss Carryforwards	$ 6,700,000